Consolidated Statements of Financial Position - EUR (€) € in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents (Note 2)		€ 16,199	€ 1,522
Accounts receivable and other receivables, net, including related parties amounts of 91 and 8 for 2025 and 2024 (Note 11, Note 16)		4,117	352
Receivable for private company shares (Note 2)		7,641
Prepaid expenses and other current assets, including related parties amounts of 622 and 295 for 2025 and 2024 (Note 16)		990	339
Prepayment for digital assets, including related party amounts of 28,680 and 0 for 2025 and 2024 (Note 9, Note 16)		28,680
Current assets of discontinued operations (Note 3)			733
Total current assets		57,627	2,946
Non-current assets:
Digital assets, including related parties amounts 78,174 and 0 for 2025 and 2024 (Note 9, Note 16)		94,846
Intangible assets (Note 10)		11,831	856
Other non-current assets (Note 3)		35	2,531
Non-current assets of discontinued operations (Note 3)			3,785
Total non-current assets.		106,712	7,172
Total Assets		164,339	10,118
Current liabilities:
Accounts payable and other payables, including related parties amounts of 345 and 177 for 2025 and 2024 (Note 11, Note 16)		13,759	1,465
Accrued and other current liabilities (Note 11, Note 16)		1,399	6
Contract liabilities and deferred revenue (Note 4)		1,309	63
Current liabilities of discontinued operations (Note 3)			2,684
Total current liabilities		16,467	4,218
Non-current liabilities:
Long-term payables (Note 11)		2,650	1
Deferred taxes (Note 3)		2,413
Other long-term liabilities (Note 11)		842	251
Non-current liabilities of discontinued operations (Note 3)			1,829
Total non-current liabilities		5,905	2,081
Total liabilities		22,372	6,299
Shareholders’ Equity*:
Share capital (Note 13)	[1]	3,445	78
Shares pending cancellation (Note 13)	[1]	(23)
Capital reserves (Note 13)	[1]	524,620	14,273
Accumulated deficit (Note 13)	[1]	(386,034)	(10,372)
Brera Holdings shareholders’ equity		142,008	3,979
Non-controlling interest		(41)	(160)
Total Shareholders’ Equity		141,967	3,819
Total Liabilities and Shareholders’ Equity		€ 164,339	€ 10,118

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.